Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Remaining useful life	3 years
Operating lease assets	$ 138
Operating lease liabilities	$ 141
Lease term period	3 years
Weighted average borrowing rate	10.00%